Asset Retirement Obligation	9 Months Ended
Sep. 30, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation

(7) Asset Retirement Obligation

The Company has recorded liabilities for steam generation sites, combustion turbine generation sites, combined cycle generation sites, wind generation sites, distribution and transmission poles, gas mains, and leased facilities where disposal is governed by ASC 410 “Asset Retirement and Environmental Obligations (ARO)”.

On April 17, 2015, the U.S. Environmental Protection Agency (EPA) published a final rule, effective October 19, 2015, that regulates Coal Combustion Residuals (CCR) under the Resource Conservation and Recovery Act, Subtitle D. The CCR rule addresses the risks from coal ash disposal, such as leaking of contaminants into ground water, blowing of contaminants into the air as dust, and the catastrophic failure of coal ash surface impoundments by establishing technical requirements for CCR landfills and surface impoundments. The rule also sets out recordkeeping and reporting requirements including requirements to post specific information to a publicly-accessible website.

The CCR rule requires significant changes to the Company’s Colstrip operations and those changes were reviewed by the Company and the plant operator in the second quarter of 2015. PSE had previously recognized a legal obligation under the EPA rules to dispose of coal ash material at Colstrip, in 2003. Due to the CCR rule, additional disposal costs were added to the ARO.

The actual ARO costs related to the CCR rule requirements may vary substantially from the estimates used to record the increased obligation due to uncertainty about the compliance strategies that will be used and the preliminary nature of available data used to estimate costs. We will continue to gather additional data and coordinate with the plant operator to make decisions about compliance strategies and the timing of closure activities. As additional information becomes available, the Company will update the ARO obligation for these changes, which could be material.

The following table describes the changes to the Company’s ARO for the nine months ended September 30, 2015:

Puget Sound Energy
Changes in ARO (Dollars in Thousands)
Balance at December 31, 2014	$48,909
New asset retirement obligation recognized in the period	34,534
Liability adjustments	(3,696)
Revisions in estimated cash flows	450
Accretion expense	1,220

Balance at September 30, 2015	$81,417